Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		May 31, 2024	May 31, 2023	May 31, 2022
Net revenues
Net revenues		$ 4,313,586	$ 2,997,760	$ 3,105,246
Operating cost and expenses
Cost of revenues		(2,050,960)	(1,409,438)	(1,754,291)
Selling and marketing		(660,586)	(444,693)	(466,895)
General and administrative		(1,251,615)	(953,583)	(1,866,573)
Total operating cost and expenses		(3,963,161)	(2,807,714)	(4,087,759)
Operating (loss)/income		350,425	190,046	(982,513)
Other income/(expense)
Interest income		153,589	114,453	123,542
Interest expense		(298)	(707)	(4,050)
Realized gain from long-term investments		185	767	22,004
Impairment loss from long-term investments		(30,007)	(8,056)	(129,350)
(Loss)/gain from fair value change of investments		19,025	(860)	(14,933)
Loss on deconsolidation of subsidiaries				(79,609)
Miscellaneous income, net		922	12,888	32,411
(Loss)/income before income taxes and loss from equity method investments		493,841	308,531	(1,032,498)
Provision for income taxes:
Current		(130,927)	(97,594)	(44,378)
Deferred		21,237	31,528	(91,934)
Provision for income taxes		(109,690)	(66,066)	(136,312)
Loss from equity method investments		(58,933)	(7,102)	(51,466)
Net (loss)/income		325,218	235,363	(1,220,276)
Less: Net (loss)/income attributable to non-controlling interests		15,627	58,022	(32,555)
Net (loss)/income attributable to New Oriental Education & Technology Group Inc.'s shareholders		$ 309,591	$ 177,341	$ (1,187,721)
Net (loss)/income per common share (Note 18)
- Basic		$ 0.19	$ 0.11	$ (0.7)
- Diluted	[1]	$ 0.18	$ 0.1	$ (0.7)
Weighted average shares used in calculating basic and diluted net (loss)/income per common share
- Basic		1,653,597,432	1,678,264,547	1,696,419,232
- Diluted		1,669,499,952	1,685,631,987	1,696,419,232
Net service revenues [Member]
Net revenues
Net revenues		$ 3,500,998	$ 2,544,729	$ 3,050,022
Net product revenues [Member]
Net revenues
Net revenues		$ 812,588	$ 453,031	$ 55,224

[1]	For the year ended May 31, 2024, the computation of diluted net income/(loss) per common share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in income per common share amounts or a decrease in loss per common share amounts) on net income/(loss) attributable to New Oriental Education & Technology Group Inc.’s shareholders - diluted.